Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities Associated with Repurchase Agreements and Securities Lending Transactions by Remaining Contractual Maturity) (Detail) - JPY (¥)
¥ in Billions
		Sep. 30, 2016	Mar. 31, 2016
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	[1]	¥ 17,739	¥ 16,833
Securities lending transactions	[1]	1,535	2,845
Total		19,274	19,678
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		327	6,289
Securities lending transactions		182	1,909
Total		509	8,198
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		12,847	6,125
Securities lending transactions		1,133	700
Total		13,980	6,825
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		3,362	3,582
Total		3,362	3,582
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		1,203	837
Securities lending transactions		220	236
Total		¥ 1,423	¥ 1,073

[1]	Amounts exceeded the gross amounts recognized in Note 18 "Offsetting of financial assets and financial liabilities" by ¥633 billion and ¥836 billion, at March 31, 2016 and September 30, 2016, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.